Consolidated Statements of Income/(Loss) and Comprehensive Income/(Loss) - USD ($)	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Income Statement [Abstract]
Revenues	$ 5,162,268	$ 7,012,026	$ 7,019,243
Revenues generated from third parties	4,831,838	6,799,871	5,702,207
Revenue generated from related parties	330,430	212,155	1,317,036
Cost of revenues	(2,458,566)	(2,400,491)	(3,617,748)
Gross profit	2,703,702	4,611,535	3,401,495
Operating expenses:
Selling and marketing	(1,583,284)	(1,605,497)	(512,482)
General and administrative	(2,461,535)	(1,236,546)	(1,256,747)
Total operating expenses	(4,044,819)	(2,842,043)	(1,769,229)
Operating Income (Loss)	(1,341,117)	1,769,492	1,632,266
Other income (expenses):
Interest income(expense), net	(3,348,790)	(5,174)	(779)
Loss on debt extinguishment	(5,625,916)
Other income (expenses), net	(73,771)	27,141	(3,803)
Total other income (expenses), net	(9,048,477)	21,967	(4,582)
Income (Loss) before income taxes	(10,389,594)	1,791,459	1,627,684
Income tax recovery (provision)	101,722	(252,232)	(440,103)
Net income (loss)	(10,287,872)	1,539,227	1,187,581
Other comprehensive income (loss):
Foreign currency translation adjustment	(641,055)	(206,978)	245,548
Comprehensive income (loss)	$ (10,928,927)	$ 1,332,249	$ 1,433,129
Earnings per ordinary share
Basic and diluted	$ (0.416)	$ 0.075	$ 0.059
Weighted average number of ordinary shares outstanding
Basic and diluted	24,728,655	20,568,630	20,000,000